Income/(Loss) per Common Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Income/(Loss) per Common Share

10. Income/(Loss) per Common Share:

The amounts shown in the accompanying Consolidated Statements of Comprehensive Income/(Loss) for the years ended December 31, 2020, 2021 and 2022, are analyzed as follows:

	Year ended December 31,
	2020	2021	2022
Net income / (loss) available to common stockholders, basic	$(6,982)	$(12,893)	$12,507
Weighted average number of common shares, basic	5,387,031	8,994,768	10,613,672
Net Income / (loss) per common share, basic	$(1.30)	$(1.43)	$1.18

Net income / (loss) available to common stockholders, diluted	$(6,982)	$(12,893)	$13,392
Weighted average number of common shares, diluted	5,387,031	8,994,768	12,640,581
Net Income / (loss) per common share, diluted	$(1.30)	$(1.43)	$1.06

As of December 31, 2021, securities that could potentially dilute basic loss per share in the future that were not included in the computation of diluted loss per share, because to do so would have anti-dilutive effect, were any incremental shares of the unexercised warrants, calculated with the treasury stock method, as well as shares assumed to be converted with respect to the Series A Convertible Preferred Shares calculated with the if-converted method. At December 31, 2020 and 2021, there were no securities that could potentially dilute basic loss per share.